  [LOGO]
STAGECOACH
 FUNDS-REGISTERED TRADEMARK-


ANNUAL
---------
REPORT
---------


California Tax-Free
Money Market
Mutual Fund

                                              [ART]
Money Market
Mutual Fund
Class A








DECEMBER 31, 1995                   Advised by Wells Fargo Bank, N.A.
                     Sponsored/Distributed by Stephens Inc., Member NYSE/SIPC
                                             NOT FDIC INSURED

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                       iii

MANAGER COMMENTS AND PORTFOLIOS OF INVESTMENTS

  California Tax-Free Money Market Mutual Fund                                 1

  Money Market Mutual Fund                                                    18

STATEMENT OF ASSETS AND LIABILITIES                                           23

STATEMENT OF OPERATIONS                                                       24

STATEMENTS OF CHANGES IN NET ASSETS                                           25

FINANCIAL HIGHLIGHTS                                                          27

NOTES TO THE FINANCIAL STATEMENTS                                             29

INDEPENDENT AUDITORS' REPORT                                                  33

LIST OF ABBREVIATIONS                                                         34

 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

 - ARE NOT FDIC INSURED                 MONEY MARKET MUTUAL FUNDS SEEK
 - ARE NOT GUARANTEED BY WELLS FARGO    TO MAINTAIN A STABLE NET ASSET   [LOGO]
   BANK                                 VALUE OF $1.00 PER SHARE,
 - ARE NOT DEPOSITS OR OBLIGATIONS OF   HOWEVER, THERE CAN BE NO
   THE BANK                             ASSURANCE THAT THE FUNDS WILL
 - INVOLVE INVESTMENT RISK, INCLUDING   MEET THIS OBJECTIVE. YIELDS
   POSSIBLE LOSS OF PRINCIPAL           WILL VARY WITH MARKET
                                        CONDITIONS.

                                                           ---------------------

 THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                          LETTER TO SHAREHOLDERS
-----------------
TO OUR SHAREHOLDERS
A BANNER YEAR FOR BONDS AND STOCKS

The investment markets had a banner year in 1995. The stock market had its biggest one-year gain since 1958, as measured by the Standard & Poor's 500 Index. Long-term bond returns were the third highest since 1950, according to various bond indexes. The effect of this remarkable rally was reflected in equity and fixed-income mutual funds, where double-digit returns were common. Stagecoach long-term Funds shared in 1995's impressive returns.

One lesson for the long-term investor after the disappointing returns in 1994 was clear: patience and a long-term commitment are keys to successful investing. And while it is unlikely that 1996 will repeat 1995's impressive performance, the climate remains favorable for the long-term investor.

THE BOND MARKET

The Federal Reserve lowered the federal funds target rate by 0.25% in July, 1995, and again by 0.25% in December. These cuts signaled a reversal of Fed policy after a series of rate increases in 1994 and early 1995. Longer-term rates followed suit, with two-year Treasury yields falling 2.50% and thirty-year Treasury rates down almost 2%. While rate decreases lower the returns on new bonds, the resale value of higher paying, existing bonds increases. The Fed's actions sparked a strong rally in the bond market and the resulting price appreciation helped to erase the erosion bond-holders endured in 1994.

The Orange County bankruptcy, which caused concern among municipal securities investors early in the year, moved toward a resolution when the County filed a reorganization plan which should see the County emerge from bankruptcy by June, 1996. Meanwhile, Orange County has been forced to raise interest rates by as much as 0.20% in order to attract investors. The Stagecoach Funds do not currently hold any Orange County obligations which are not credit enhanced (for example, backed by a line of credit) or revenue-backed (backed by the income from a particular project) so that the resolution of the bankruptcy should have little effect on the Funds.

The outlook remains positive for fixed-income markets in 1996. Several broad trends continue to support a declining interest rate environment. Sluggish economic growth and low inflation should lead to further easing of monetary policy early in the year, and both short-term and long-term rates should decline, continuing the bond market rally. Money market instruments, however, closely follow the federal funds target rate and should see decreased yields in 1996. The Stagecoach Money Market Mutual Funds have responded to this environment by purchasing longer-term securities in order to lock in the higher rates. For the Money Market Mutual Fund, this has

                                                           ---------------------

LETTER TO SHAREHOLDERS
resulted in an increase in average maturity from 42 days at the end of 1994, to 72 days at the end of 1995.

Although the decline in interest rates in the months ahead will likely not be as steep as last year's, 1996 should reward bond investors. The Federal Reserve will likely lower the federal funds target rate by 0.25 to 1.00% from the 1995 year-end level of 5.50%.

THE STOCK MARKET

In 1995, the ingredients were in place for a spectacular year: declining interest rates, low inflation, increasing profit margins and a strong flow of funds into the market. U.S. equities responded with near-record returns. Technology stocks were winners as strong earnings growth drove prices higher for the year. Financial stocks, which traditionally benefit from falling interest rates, were also market leaders due to industry consolidation and record profits, as well as the Fed's actions. Strength was also seen in the traditional consumer goods companies, particularly among large U.S.-based multinationals where global name recognition and a history of consistent positive earnings resulted in strong stock prices.

Although 1996 is not expected to repeat 1995's impressive performance, many of the ingredients for attractive market returns, however, are still in place: a favorable interest rate environment, corporate restructurings, mergers and acquisitions, corporate share repurchase programs, and the continual stream of contributions into mutual funds, retirement plans and household savings ear-marked for long-term equity investment. We feel that the stocks of those companies which focus most on enhancing shareholder value should be the least volatile and provide the best long-term results.

THE ENVIRONMENT REMAINS "FRIENDLY" FOR INVESTORS

Under current economic conditions, we expect the stock and bond markets to continue to benefit from lower interest rates during 1996. We also expect that modest growth and historically low inflation should set the stage for further interest rate reductions over the next several months. Corporate earnings should help support the stock market as well. While the federal budget debate is making some investors more cautious about investing in long-term government and municipal bonds, the plan to reduce the federal deficit is encouraging news and should have a positive effect on investors.

Of course, the financial markets are not without their risks and uncertainties. Investors should not take continued market increases for granted, especially in the short-term. Diversification and a long-term strategy are important elements of successful investing. We do believe, however, that we can look forward to a sustained period of slow growth and continued long-term bond rate declines with little risk of inflation throughout 1996.

---------------------

                                                          LETTER TO SHAREHOLDERS

A COMMITMENT TO INVESTMENT QUALITY

We believe a conservative, straight-forward approach to portfolio management to be the most effective long-term investment strategy. On the following pages you will find commentary on each of the Funds, offering insight into individual Fund performance, strategies, portfolio holdings and other helpful information.

The portfolio managers pictured with each Fund are only a part of the extensive team assembled to help you meet your financial goals. Over fifty investment professionals concentrate on specific disciplines within the equity and debt markets to develop strategies and focus on individual investments. Our investment professionals have access to state-of-the-art technology, numerous research databases and services, and a scale of assets which assures cost-efficient trade execution and thorough investment research coverage.

Thank you for your continued investment in Stagecoach Funds. We will work diligently to help you realize your financial goals in 1996 and in the years to come.

STAGECOACH FUNDS, FEBRUARY 1996

PS During 1996, Stagecoach Funds will be introducing a new choice for investors: the STAGECOACH AGGRESSIVE GROWTH FUND. This Fund is for the experienced investor who is willing to accept an above-average degree of risk in exchange for the potential of high performance. The Aggressive Growth Fund is not for everybody, but it reflects our commitment to offering a variety of Stagecoach Funds to meet a broad range of investment goals. -- FEBRUARY 15, 1996

"STANDARD & POOR'S-REGISTERED TRADEMARK-," "S&P-REGISTERED TRADEMARK-," AND "S&P 500-REGISTERED TRADEMARK-" ARE REGISTERED TRADEMARKS OF MCGRAW-HILL, INC. THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT TRACKS THE PERFORMANCE OF 500 LARGE COMPANIES, INCLUDING INDUSTRIAL, TRANSPORTATION, UTILITY AND FINANCIAL COMPANIES.

                                                           ---------------------

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
---------
INVESTMENT
ADVISORS
FUND OBJECTIVE:

To seek a high level of income exempt from federal income and California personal income taxes while preserving capital and liquidity.

  [PHOTO] LAURA MILNER has been co-manager of the California Tax-Free Money Market Mutual Fund since January of 1992. Her background includes ten years experience specializing in short and long-term municipal securities. Laura is also a member of the National Federation of Municipal Analysts and its California chapter.

  [PHOTO] LIZ GOODMAN has recently assumed responsibilities as co-manager of the California Tax-Free Money Market Mutual Fund. She has worked as an economic analyst on all aspects of the United States and California economies. Liz has a broad educational background, including a Ph.D. in Anthropology from the University of California at Riverside and graduate training in Agricultural Economics at the University of Arkansas.

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

--------------------
INVESTMENT ADVISOR Q&A

WHAT WAS THE SEVEN-DAY YIELD FOR THE CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND AT THE END OF 1995?

The Fund finished the year with a seven-day yield of 3.81% for the period ended December 31, 1995, which is equivalent to a taxable yield of 6.61% assuming a combined federal and state income tax bracket of 42.4%. This was down from the 1994 year-end seven-day yield of 4.37%. (The Fund's manager has voluntarily waived or has reimbursed expenses, thereby reducing operating expenses. Without this reduction, yields would have been lower.)

WHY WAS THE YIELD LOWER?

The Fund's seven-day yield was lower at the end of 1995 than 1994 because of an easing in the federal funds target rate which fell by a total of .50% after an increase in February 1995. Short-term, tax-exempt rates generally move in tandem with the federal funds target rate. If the Federal Reserve lowers rates as expected in 1996, the Fund's yield will likely fall by a similar amount. The Fund's December 31, 1995, 7-day taxable equivalent yield of 6.61% remains an attractive alternative for investors seeking double tax-free income, capital preservation and liquidity.

THE FEDERAL BUDGET DEBATE MAY RESULT IN MORE FISCAL RESPONSIBILITIES BEING SHIFTED TO THE STATES. WHAT EFFECT WOULD THIS HAVE ON CALIFORNIA MUNICIPAL SECURITIES?

While federal shifting of some fiscal responsibilities to the states may not be fully offset by federal block grants, California, with its growing economy and state revenues, should be able to at least partially offset any loss in federal funding. Improvement in the economy and revenues is expected to have a positive impact on credit quality. As always, we will be monitoring federal budget developments and their possible effects on the state's credit quality.

WHAT ABOUT THE FLAT TAX? COULD IT POTENTIALLY LIMIT OR ELIMINATE THE TAX BENEFITS OF INVESTING IN MUNICIPAL SECURITIES?

We do not think that a flat tax is likely to be implemented over the next couple of years, and, even if it were enacted, we believe that any flat tax plan would likely be phased in, allowing muni investors to benefit from tax-free yields for several more years. If a new federal tax code limited or eliminated tax-free earnings from municipal securities, municipalities would probably be forced to increase yields to attract and keep investors. For now, however, it is important to remember that the benefits which attract investors to municipal securities still exist.

---------------------
2

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

WHAT IS THE OUTLOOK FOR CALIFORNIA'S ECONOMY?

Current economic indications suggest that the California economy will continue to recover in 1996. The state should benefit from continued growth in the high technology and entertainment industries, among others. State revenues are also expected to experience continued growth.

DO YOU SEE ANY LINGERING EFFECT FROM LAST YEAR'S FINANCIAL TROUBLE IN ORANGE COUNTY?

The Fund does not hold any Orange County issues that are not credit enhanced (for example, backed by a line of credit) or revenue-backed (backed by the income from a particular project) so that the resolution of the bankruptcy will have no direct impact on the Fund. As for the general climate, investors continue to disfavor Orange County issues, forcing the County to pay interest rates as much as 0.20% more than other California counties when they borrow in the municipal securities market. Orange County has filed a reorganization plan with the bankruptcy court and expects to restructure some of its outstanding obligations. If all goes according to the plan, the County expects to emerge from bankruptcy by June 30, 1996.

WHAT IS THE CURRENT COMPOSITION OF THE PORTFOLIO?

As of December 31, 1995, the Fund was composed of approximately 65% daily and weekly variable rate demand notes that are in most cases backed by a letter of credit from a bank ranked in the top tier by national credit rating agencies (such as Moody's and Standard & Poor's) and/or are supported by municipal bond insurance. Approximately 17% of the fund was invested in tax-exempt commercial paper which typically also has a letter of credit from a bank. Municipal notes composed another 15% of the Fund. Approximately 3% of the Fund was invested in pre-refunded bonds, where the municipality has issued a second bond at a lower interest rate in order to retire an earlier issue. The proceeds from the second issue are invested in U.S. Government obligations, which are considered among the most credit worthy investments in the world.

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
------------------------------------------
PORTFOLIO OF INVESTMENTS  - 12/31/95

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES - 101.45%
$ 4,900,000  ABAG Finance Authority for Nonprofit Corp CA
               Lucile Salter Packard Project V/R AMBAC
               Insured                                            5.00 %        08/01/23   $    4,900,000
 10,000,000  Alameda County CA TRAN LOC - Union Bank of
               Switzerland                                        4.75          07/25/96       10,044,015
  5,000,000  Anaheim CA Housing Revenue V/R LOC - Citibank        5.35          12/15/23        5,000,000
 13,900,000  Anaheim CA Public Improvement COP LOC -
               Industrial Bank of Japan Ltd                       5.30          08/01/19       13,900,000
  4,500,000  Barstow CA MFHR Desert Vista Apartments V/R LOC
               - Federal Home Loan Bank of San Francisco          5.15          12/01/20        4,500,000
  5,325,000  Bell Garden CA RDFA Central City Project
               Prerefunded                                        8.00          07/01/19        5,546,674
  3,700,000  Big Bear Lake CA Industrial Revenue Southwest
               Gas Corp V/R AMT Series A LOC - Union Bank of
               Switzerland                                        5.05          12/01/28        3,700,000
  8,000,000  Brea & Olinda CA USD Brea High School
               Prerefunded                                        7.70          08/01/18        8,334,520
 14,000,000  California State GO V/R FGIC Insured                 5.20          11/01/24       14,000,000
  5,000,000  California State GO V/R MBIA Insured                 3.75          09/01/03        5,000,000
  1,475,000  California State HFA Home Mortgage Revenue V/R       5.00          08/01/17        1,475,000
  2,000,000  California State HFA Home Mortgage Revenue V/R
               MBIA Insured                                       5.29          08/01/10        2,000,000
  6,750,000  California State HFA Revenue Home Mortgage
               Series E V/R AMT                                   4.60          08/01/27        6,750,000
  4,000,000  California State HFFA Catholic West Hospital
               Series B V/R MBIA Insured                          4.85          07/01/05        4,000,000
  4,800,000  California State HFFA Childrens Hospital V/R
               MBIA Insured                                       4.75          11/01/21        4,800,000

---------------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

---------------------------
4

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$15,600,000  California State HFFA Kaiser Permanente V/R          4.90 %        05/01/28   $   15,600,000
 13,400,000  California State HFFA Memorial Health Services
               V/R                                                4.90          10/01/24       13,400,000
  4,500,000  California State HFFA N. T. Enloe Memorial
               Hospital V/R LOC - Bank of America                 5.10          01/01/16        4,500,000
  4,000,000  California State HFFA Revenue Catholic
               Healthcare West Series C V/R MBIA Insured          4.85          07/01/11        4,000,000
    300,000  California State HFFA Revenue Catholic
               Healthcare West V/R MBIA Insured                   4.85          07/01/09          300,000
  3,000,000  California State HFFA Revenue Catholic
               Healthcare West V/R Series B MBIA Insured          4.85          07/01/16        3,000,000
  1,100,000  California State HFFA Santa Barbara Cottage V/R
               LOC - Credit Suisse                                4.75          09/01/15        1,100,000
  1,915,000  California State IDA Merrills Packing Inc V/R
               LOC - Bank of Tokyo Ltd                            5.10          12/01/18        1,915,000
  2,000,000  California State PCFA Chevron Project V/R            4.10          06/15/05        1,996,300
  2,000,000  California State PCFA Dow Chemical Project CP        3.80          01/09/96        2,000,000
  2,000,000  California State PCFA Resources Recovery
               Revenue V/R LOC - Banque Nationale de Paris        6.00          09/01/18        2,000,000
  5,000,000  California State PCFA Revenue Pacific Gas &
               Electric CP                                        3.55          04/11/96        5,000,000
 10,000,000  California State PCFA Revenue Pacific Gas &
               Electric CP                                        3.70          01/10/96       10,000,000
  5,000,000  California State PCFA Revenue Pacific Gas &
               Electric CP                                        3.70          02/26/96        5,000,000
  6,250,000  California State PCFA Revenue Pacific Gas &
               Electric CP                                        3.70          03/08/96        6,250,000
  2,900,000  California State PCFA Revenue Pacific Gas &
               Electric CP                                        3.75          01/10/96        2,900,000

-------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

                                                     ---------------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 2,500,000  California State PCFA Revenue Pacific Gas &
               Electric CP                                        3.75 %        01/11/96   $    2,500,000
  5,000,000  California State PCFA Revenue Pacific Gas &
               Electric CP                                        3.85          01/11/96        5,000,000
  4,800,000  California State PCFA Revenue Pacific Gas &
               Electric CP                                        3.95          01/11/96        4,800,000
  4,000,000  California State PCFA Revenue Pacific Gas &
               Electric CP AMT                                    3.75          01/11/96        4,000,000
  1,000,000  California State PCFA Revenue San Diego Gas &
               Electric V/R                                       4.00          12/01/08        1,000,000
  5,000,000  California State PCFA Revenue Southern
               California Edison CP                               3.55          03/27/96        5,000,000
  1,050,000  California State PCFA Revenue Southern
               California Edison CP                               3.60          02/21/96        1,050,000
  5,000,000  California State PCFA Revenue Southern
               California Edison CP                               3.60          02/27/96        5,000,000
  2,500,000  California State PCFA Revenue Southern
               California Edison CP                               3.90          01/16/96        2,500,000
  1,000,000  California State PCFA Sanger Project Series
               90-A V/R LOC - Credit Suisse                       5.05          09/01/20        1,000,000
  8,000,000  California State PCFA Solid Waste Disposal
               Revenue Colmac Energy Project V/R Series A
               LOC - Swiss Bank                                   5.05          12/01/16        8,000,000
  3,400,000  California State PCFA Solid Waste Disposal
               Revenue Taormina Industries Project AMT
               Multiple LOC's                                     5.40          08/01/14        3,400,000
  1,000,000  California State PCFA Southern California
               Edison CP                                          3.75          01/11/96        1,000,000
    500,000  California State PCFA Southern California
               Edison V/R                                         5.40          02/28/08          500,000
    400,000  California State PCFA Southern California
               Edison V/R Series C                                5.40          02/28/08          400,000
  6,000,000  California State PCFA V/R San Diego Gas &
               Electric Co V/R Series A                           4.25          12/01/07        6,000,000

---------------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

---------------------------
6

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 2,000,000  California State PCFA V/R Shell Oil Co Project
               Series B                                           4.75 %        10/01/11   $    2,000,000
  3,700,000  California State PCFA Wadham Energy V/R LOC -
               Banque Paribas                                     5.15          11/01/17        3,700,000
 36,690,000  California State RAW Series C Multiple LOC's         5.75          04/25/96       36,900,485
 12,325,000  California State RAW Series C V/R FGIC Insured       5.91          04/25/96       12,399,683
 20,000,000  California State School Cash Reserve Program
               Pool Series A MBIA Insured                         4.75          07/03/96       20,087,361
 15,000,000  California State School Cash Reserve Program
               Pool Series B MBIA Insured                         4.50          12/20/96       15,097,762
 12,000,000  California Statewide CDA Apartment Development
               Revenue V/R Series A-2 FNMA Collateralized         4.90          05/15/25       12,000,000
 15,100,000  California Statewide CDA Apartment Development
               Revenue V/R Series A-4 FNMA Collateralized         4.70          05/15/05       15,100,000
  3,700,000  California Statewide CDA Barton Hospital V/R
               LOC - Banque Nationale de Paris                    5.10          12/01/09        3,700,000
  1,100,000  California Statewide CDA Revenue DV Industries
               V/R AMT Series A LOC - Bank of Tokyo Ltd           5.35          08/01/19        1,100,000
  2,000,000  California Statewide CDA Solid Waste Facilities
               Revenue Chevron USA Inc Project V/R AMT            6.05          12/15/24        2,000,000
  3,800,000  California Statewide CDA St Joseph Health
               System V/R                                         4.90          07/01/08        3,800,000
  2,000,000  California Statewide CDA Sutter Health Group
               V/R AMBAC Insured                                  5.90          07/01/15        2,000,000
    680,000  California Statewide CDA V/R AMT LOC - Bank of
               Tokyo Ltd                                          5.55          05/01/12          680,000

-------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

                                                     ---------------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$   675,000  California Statewide IDA APM Inc Project Class
               A V/R LOC - Bank of Tokyo Ltd                      5.35 %        06/01/04   $      675,000
  9,700,000  Chula Vista CA IDR San Diego Gas & Electric V/R      4.85          12/01/27        9,700,000
  5,000,000  Chula Vista CA PCFA Revenue San Diego Gas &
               Electric CP                                        3.70          03/06/96        5,000,000
  5,000,000  Chula Vista CA PCFA Revenue San Diego Gas &
               Electric CP                                        3.75          03/07/96        5,000,000
  2,000,000  Chula Vista CA PCFA Revenue San Diego Gas &
               Electric CP                                        3.80          02/12/96        2,000,000
  2,500,000  Colton CA RDFA MFHR V/R LOC - Federal Home Loan
               Bank of San Francisco                              4.55          05/01/10        2,500,000
    745,000  Contra Costa County CA MFHR El Cerrito Royale
               V/R LOC - Bank of America                          5.00          12/01/17          745,000
  2,500,000  Contra Costa County CA MFHR Park Regency
               Apartment V/R LOC - Bank of America                5.30          08/01/32        2,500,000
  2,700,000  Contra Costa County CA Transportation Authority
               Sales Tax Revenue V/R FGIC Insured                 4.90          03/01/09        2,700,000
 18,000,000  Eagle Trust V/R Series 94 MBIA Insured               5.20          09/01/03       18,000,000
 10,845,000  Eastern Municipal Water District CA Revenue
               Series B V/R FGIC Insured                          5.00          07/01/20       10,845,000
    350,000  Farfield CA IDA Herman G Rowland Project V/R
               LOC - Bank of America                              5.40          04/01/05          350,000
  8,300,000  Foothill / Eastern CA Transportation Corridor
               Agency Toll Road Revenue Series B V/R LOC -
               Morgan Guaranty Trust                              4.75          01/02/35        8,300,000
 16,900,000  Foothill / Eastern CA Transportation Corridor
               Agency Toll Road Revenue Series C V/R LOC -
               Credit Suisse                                      4.80          01/02/35       16,900,000

---------------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

---------------------------
8

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 3,000,000  Foothill / Eastern CA Transportation Corridor
               Toll Road Development Series D V/R LOC -
               Industrial Bank of Japan Ltd                       5.00 %        01/02/35   $    3,000,000
  1,500,000  Fowler CA IDA Bee Sweet Citrus Inc V/R AMT LOC
               - Bank of America                                  3.50          12/01/05        1,500,000
  6,800,000  Fullerton CA IDA Sunclipse Inc V/R LOC - Bank
               of America                                         3.50          07/01/15        6,800,000
  8,000,000  Hayward CA MFHR V/R FGIC Insured                     5.00          08/01/14        8,000,000
  1,380,000  Irvine CA IDA Improvement Bond V/R LOC -
               National Westminster Bank Plc                      5.80          09/02/15        1,380,000
  2,700,000  Irvine Ranch CA Water District LOC - National
               Westminster Bank Plc                               5.90          08/01/16        2,700,000
  1,000,000  Irvine Ranch CA Water District V/R LOC - Bank
               of America                                         6.00          04/01/33        1,000,000
  6,500,000  Irvine Ranch CA Water District V/R LOC -
               Commerzbank AG                                     5.90          01/01/21        6,500,000
  3,900,000  Irvine Ranch CA Water District V/R LOC -
               Sumitomo Bank Ltd                                  5.90          10/01/10        3,900,000
    200,000  Lancaster CA HFA MFHR Westwood Park Apartments
               V/R LOC - Bank of America                          4.80          12/01/07          200,000
  6,000,000  Long Beach CA Harbor CP                              3.50          01/19/96        6,000,000
  1,000,000  Long Beach CA Harbor CP                              3.65          01/12/96        1,000,000
  5,900,000  Long Beach CA Harbor CP                              3.80          01/11/96        5,900,000
  7,500,000  Long Beach CA Harbor CP                              3.80          02/13/96        7,500,000
 22,600,000  Long Beach CA Health Facilities Memorial Health
               Services                                           4.90          10/01/16       22,600,000
  4,000,000  Los Angeles CA Department of Water & Power CP        3.65          02/23/96        4,000,000
  3,700,000  Los Angeles CA MFHA Malibu Meadows Project
               Series A V/R LOC - Sumitomo Bank Ltd               5.10          12/01/15        3,700,000
  2,515,000  Los Angeles CA MFHR Canyon Apartments Series C
               V/R LOC - Swiss Bank                               3.40          12/01/10        2,515,000

-------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

                                                     ---------------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 4,600,000  Los Angeles CA MFHR Channel Gateway Apartments
               Series B V/R LOC - Fuji Bank Ltd                   5.30 %        08/01/19   $    4,600,000
  1,800,000  Los Angeles CA MFHR Masselin Manor V/R LOC -
               Bank of America                                    4.80          07/01/15        1,800,000
  1,000,000  Los Angeles CA MFHR Poinsettia Apartments
               Series A V/R LOC - Dai-Ichi Kangyo Bank Ltd        4.17          07/01/19        1,000,000
  5,300,000  Los Angeles CA MFHR V/R AMT LOC - Federal Home
               Loan Bank of San Francisco                         6.25          08/01/26        5,300,000
  1,500,000  Los Angeles County CA HFA MFHR Harbor Cove
               Project V/R LOC - Citibank                         5.30          10/01/06        1,500,000
  9,800,000  Los Angeles County CA HFA MFHR Park Sierra V/R
               AMT LOC - Citibank                                 5.30          12/01/08        9,800,000
  4,100,000  Los Angeles County CA HFA MFHR Sand Canyon
               Ranch Project V/R LOC - Citibank                   5.30          11/01/06        4,100,000
    500,000  Los Angeles County CA IDA Komax System Inc V/R
               AMT LOC - Dai-Ichi Kangyo Bank Ltd                 6.25          12/01/06          500,000
    500,000  Los Angeles County CA IDA Walter & Howard V/R
               AMT LOC - Dai-Ichi Kangyo Bank Ltd                 6.25          12/01/06          500,000
  4,000,000  Los Angeles County CA Metro Transportation
               Authority CP Multiple LOC's                        3.80          02/08/96        4,000,000
  4,500,000  Los Angeles County CA Metropolitan
               Transportation Authority CP Multiple LOC's         2.50          12/01/06        4,500,000
 10,000,000  Los Angeles County CA Metropolitan
               Transportation Authority CP Multiple LOC's         3.35          01/18/96       10,000,000

---------------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

---------------------------
10

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 5,800,000  Los Angeles County CA Metropolitan
               Transportation Authority CP Multiple LOC's         3.50 %        01/12/96   $    5,800,000
  8,400,000  Los Angeles County CA Metropolitan
               Transportation Authority CP Multiple LOC's         3.60          02/09/96        8,400,000
  1,000,000  Los Angeles County CA Metropolitan
               Transportation Authority CP Multiple LOC's         3.60          02/15/96        1,000,000
  1,700,000  Los Angeles County CA Metropolitan
               Transportation Authority CP Multiple LOC's         3.60          02/21/96        1,700,000
  3,600,000  Los Angeles County CA Metropolitan
               Transportation Authority CP Multiple LOC's         3.75          01/10/96        3,600,000
  3,000,000  Los Angeles County CA Metropolitan
               Transportation Authority CP Multiple LOC's         3.80          01/10/96        3,000,000
  5,500,000  Los Angeles County CA Metropolitan
               Transportation Authority CP Multiple LOC's         3.80          02/08/96        5,500,000
  5,500,000  Los Angeles County CA Metropolitan
               Transportation Authority Sales Tax Revenue
               V/R Series A                                       5.00          07/01/20        5,500,000
  1,900,000  Los Angeles County CA MFHR Series 84B V/R LOC -
               Citibank                                           6.22          09/01/96        1,900,000
 33,000,000  Los Angeles County CA TRAN Multiple LOC's            4.50          07/01/96       33,103,720
 13,700,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue V/R FGIC Insured                 5.10          07/01/12       13,700,000
 10,000,000  Marin County CA TRAN AMT LOC - Sanwa Bank            4.50          10/29/96       10,054,177
  1,000,000  Metropolitan Water District of Southern CA
               Waterworks Revenue CP                              3.40          01/30/96        1,000,000

-------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

                                                     ---------------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 5,500,000  Modesto CA MFHR Westdale Commons Apartments V/R
               LOC - Federal Home Loan Bank of San Francisco      4.85 %        12/01/15   $    5,500,000
  3,100,000  Monterey CA Peninsula Water Management District
               Wastewater Reclamation Project V/R LOC -
               Sumitomo Bank Ltd                                  5.30          07/01/22        3,100,000
  4,300,000  Monterey CA Regional Waste Management Authority
               Revenue Series A V/R LOC - Dai-Ichi Kangyo
               Bank Ltd                                           5.30          04/01/15        4,300,000
 18,500,000  Monterey County CA Financing Authority Water
               Reclamation Projects V/R AMT LOC - Dai-Ichi
               Bank Ltd                                           5.30          09/01/36       18,500,000
  2,700,000  Moorpark CA MFHR Le Club Apartments V/R LOC -
               Citibank                                           4.80          11/01/15        2,700,000
  3,300,000  Oakland CA Childrens Hospital Health Facility
               V/R LOC - Banque National de Paris                 4.95          07/01/08        3,300,000
    400,000  Oakland CA MFHR Skyline Hills V/R LOC -
               Citibank                                           4.80          01/01/09          400,000
  2,800,000  Ontario CA MFHR Park Centre Apartments V/R LOC
               - Bank of New York                                 4.80          08/01/07        2,800,000
 11,000,000  Orange County CA HFA Bear Brand Apartments
               Project Series Z LOC - Fuji Bank Ltd               5.80          11/01/07       11,000,000
  2,249,000  Orange County CA HFA Harbor Pointe Apartment
               V/R Issue D LOC - Citibank                         5.15          12/01/06        2,249,000
  4,200,000  Orange County CA HFA Monarch Bay Apartments V/R
               LOC - Mitsubishi Bank Ltd                          5.55          10/01/07        4,200,000
    700,000  Orange County CA HFA Niguel Summit Apartment
               V/R LOC - Bank of America                          5.15          11/01/09          700,000
 13,300,000  Orange County CA HFA The Lakes Apartments V/R
               LOC - Citibank                                     5.30          12/01/06       13,300,000

---------------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

---------------------------
12

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,700,000  Orange County CA HFA Vintage Wood Apartments
               V/R LOC - Mitsubishi Bank Ltd                      5.40 %        11/01/08   $    1,700,000
  2,000,000  Orange County CA MFHR Heritage Point V/R LOC -
               Banque Paribas                                     5.20          05/01/22        2,000,000
  1,700,000  Orange County CA Office & Courthouse Projects
               V/R LOC - Dai-Ichi Kangyo Bank                     5.90          12/01/15        1,700,000
  2,500,000  Orange County CA Sanitation District V/R LOC -
               National Westminster Bank Plc                      5.90          08/01/15        2,500,000
  2,675,000  Orange County CA Sanitation Districts 1,2,3
               Joint Facility Project Prerefunded                 7.10          08/01/01        2,756,232
  1,000,000  Orange County CA Water District CP LOC - Union
               Bank of Switzerland                                3.50          02/14/96        1,000,000
  2,100,000  Orange County CA Water District CP LOC - Union
               Bank of Switzerland                                3.65          02/20/96        2,100,000
  1,000,000  Orange County CA Water District CP LOC - Union
               Bank of Switzerland                                3.75          02/14/96        1,000,000
  1,500,000  Orange County CA Water District CP LOC - Union
               Bank of Switzerland                                3.85          02/07/96        1,500,000
  5,000,000  Sacramento CA City USD TRAN                          4.00          11/29/96        5,016,193
  6,000,000  Sacramento CA MUD CP                                 3.35          01/30/96        6,000,000
  2,500,000  Sacramento CA MUD CP                                 3.70          01/11/96        2,500,000
 17,300,000  Sacramento County CA Administration Center &
               Courthouse Project V/R LOC - Union Bank of
               Switzerland                                        4.75          06/01/20       17,300,000
  1,100,000  Sacramento County CA COP LOC - Sanwa Bank Ltd        5.15          06/01/96        1,100,000
  5,900,000  Sacramento County CA Series C V/R LOC -
               Dai-Ichi Kangyo Bank Ltd                           5.30          04/15/07        5,900,000
  1,380,000  San Bernardino County CA IDA Transamerican
               Plastics V/R LOC - National Westminster Bank
               Plc                                                4.95          12/01/06        1,380,000
  4,925,000  San Bernardino County CA MFHR V/R Series A LOC
               - Federal Home Loan Bank of San Francisco          4.65          05/01/17        4,925,000

-------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

                                                     ---------------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$   400,000  San Bernardino County CA MFHR Western
               Properties Project II V/R LOC - Bank of
               America                                            4.55 %        05/01/05   $      400,000
    700,000  San Bernardino County CA MFHR Western
               Properties Project III V/R LOC - Bank of
               America                                            4.55          08/01/05          700,000
    100,000  San Bernardino County CA MFHR Western
               Properties Project IV V/R LOC - Bank of
               America                                            4.55          08/01/05          100,000
  1,900,000  San Bernardino County CA MFHR Woodview
               Apartments V/R LOC - Bank of America               5.00          04/01/07        1,900,000
 20,000,000  San Bernardino County CA TRAN Multiple LOC's         4.50          07/05/96       20,051,223
  5,000,000  San Bernardino County CA Transportation
               Authority Sales Tax Revenue V/R Series A LOC
               - Toronto Dominion Bank                            4.75          03/01/10        5,000,000
  6,000,000  San Bernardino County CA V/R LOC - Canadian
               Imperial Bank of Commerce                          5.20          08/01/28        6,000,000
  2,635,000  San Diego CA MFHR Flora Aparments Series A V/R
               AMT LOC - Swiss Bank                               3.40          06/01/05        2,635,000
  3,220,000  San Diego CA MFHR La Cima Apartments V/R LOC -
               Citibank                                           4.80          12/01/08        3,220,000
    200,000  San Diego CA MFHR Lusk Mira Mesa Apartments V/R
               LOC - Bank of America                              5.00          04/01/07          200,000
  3,500,000  San Diego CA Multi Family Apartments V/R LOC -
               Bank of America                                    4.80          10/01/15        3,500,000
  7,500,000  San Diego CA Regional Transportation Commission
               Sales Tax Revenue V/R                              3.00          04/01/05        7,500,000
  7,000,000  San Diego County CA Regional Transportation
               Commission CP                                      3.55          01/12/96        7,000,000
  1,800,000  San Diego County CA Regional Transportation
               Commission CP                                      3.75          01/12/96        1,800,000
  4,000,000  San Diego County CA TRAN Multiple LOC's              4.50          09/30/96        4,013,485

---------------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

---------------------------
14

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 7,000,000  San Diego County Regional Transportation
               Commission CP                                      3.70 %        02/07/96   $    7,000,000
  9,000,000  San Francisco CA MFHR Bayside Village
               Apartments V/R LOC - Industrial Bank of Japan
               Ltd                                                5.00          12/01/05        9,000,000
 14,700,000  San Francisco CA MFHR Filmore Center Apartments
               V/R LOC - Bank of Nova Scotia                      5.15          12/01/17       14,700,000
  3,000,000  San Francisco CA MFHR Filmore Center Apartments
               V/R LOC - Bank of Nova Scotia                      5.30          12/01/17        3,000,000
 15,000,000  San Francisco CA MFHR Filmore Center Apartments
               V/R LOC - Citibank                                 5.30          12/01/17       15,000,000
  8,150,000  San Francisco CA MFHR Winterland Project V/R
               LOC - Citibank                                     5.30          06/01/06        8,150,000
 11,690,000  San Francisco CA RDFA MFHR Rincon Center V/R
               LOC - Citibank                                     5.30          12/01/06       11,690,000
  6,800,000  San Joaquin County CA Transportation Authority
               Sales Tax Revenue V/R LOC - Sumitomo Bank Ltd      5.15          04/01/11        6,800,000
  1,800,000  San Jose - Santa Clara CA Water Financing
               Authority Sewer Revenue Series B V/R FGIC
               Insured                                            3.35          11/15/20        1,800,000
  2,200,000  San Leandro CA MFHR Haas Avenue Apartments V/R
               LOC - Bank of America                              4.80          10/01/07        2,200,000
    835,000  San Mateo County CA COP V/R LOC - Swiss Bank         4.75          07/01/98          835,000
  5,300,000  Santa Clara CA Electric Revenue V/R Series 85A
               LOC - National Westminster Bank Plc                4.90          07/01/10        5,300,000
  1,300,000  Santa Clara CA Electric Revenue V/R Series 85B
               LOC - National Westminster Bank Plc                4.90          07/01/10        1,300,000

-------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

                                                     ---------------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 5,400,000  Santa Clara CA Electric Revenue V/R Series 85C
               LOC - National Westminster Bank Plc                4.90 %        07/01/10   $    5,400,000
  2,500,000  Santa Clara County CA HFA Lincoln Pajaro
               Apartments Series 85A LOC - Sumitomo Bank          5.05          01/01/97        2,500,000
  9,200,000  Santa Clara County CA MFHR Grove Garden
               Apartments V/R LOC - Citibank                      5.30          03/01/17        9,200,000
  4,950,000  Simi Valley CA MFHR Creekside Village
               Apartments V/R LOC - Bank of America               4.80          07/01/23        4,950,000
  7,000,000  Southern California State Public Power
               Authority Hydroelectric Revenue Hoover
               Updating Project Prerefunded                       8.13          10/01/17        7,378,027
 10,000,000  Southern California State Public Power
               Authority Series B Prerefunded                     7.13          07/01/15       10,365,770
 17,700,000  Southern California State Public Power
               Authority Southern Transmission Project V/R
               LOC - Swiss Bank                                   4.75          07/01/19       17,700,000
    400,000  Southern California State Rapid Transit System
               V/R MBIA Insured                                   3.00          07/01/00          400,000
  4,200,000  Tracy CA MFHR Sycamore Village Apartments V/R
               LOC - Bank of America                              4.55          05/01/15        4,200,000
  6,390,000  Union City CA Skylark V/R LOC - Sumitomo Bank
               Ltd                                                4.95          11/01/07        6,390,000
  4,000,000  Union City CA V/R LOC - Sumitomo Bank Ltd            4.95          10/01/07        4,000,000
  2,300,000  Upland CA HFA MFHR Upland Village Green Project
               V/R LOC - Bank of Tokyo Ltd                        5.25          09/01/10        2,300,000
  4,200,000  Vacaville CA MFHR Western Properties Sycamores
               Project V/R LOC - Bank of America                  4.55          04/01/05        4,200,000
  3,000,000  Visalia CA Convention Center Expansion Project
               COP V/R LOC - Mitsubishi Bank Ltd                  5.35          12/01/15        3,000,000

---------------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
 FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

---------------------------
16

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 5,700,000  Walnut Creek CA MFHR Creekside Drive Apartments
               V/R LOC - Bank of America                          4.55 %        04/01/07   $    5,700,000
  1,000,000  West Basin CA Municipal Water District COP
               Escrowed to Maturity                               5.90          08/01/96        1,012,187
  4,000,000  Whittier CA EDFA Revenue Whittier College
               Series A Prerefunded                               7.00          12/01/09        4,113,810
                                                                                           --------------
             TOTAL SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES                              $1,045,925,624

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,045,925,624)* (Note 1)                         101.45%               $1,045,925,624
              Other Assets and Liabilities, Net                        (1.45)                 (14,921,927)
                                                                      ------                -------------
              TOTAL NET ASSETS                                        100.00%               $1,031,003,697
                                                                      ------                -------------
                                                                      ------                -------------
---------------------------------------------------------------------------------------------------------

 + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

MONEY MARKET MUTUAL FUND
---------
INVESTMENT
ADVISORS
FUND OBJECTIVE

To seek a high level of income while preserving capital and liquidity by investing in high-quality, short-term securities.

  [PHOTO] MARK KRASCHEL has co-managed the Money Market Mutual Fund since its inception in July of 1992. He has specialized in short-term bond investments for over a decade. Mark holds a B.S. in Business Administration from the University of Oregon and an M.B.A. in Finance from the University of San Francisco.

  [PHOTO] MADELINE GISH has co-managed the Money Market Mutual Fund since July 1994. She joined Wells Fargo in 1989 as the portfolio coordinator for the Mutual Funds Division. Madeline also holds a B.S. in Business Administration from the University of Kansas.

---------------------
18

                                                        MONEY MARKET MUTUAL FUND

--------------------
INVESTMENT ADVISOR Q&A

WHAT WAS THE SEVEN-DAY YIELD FOR THE MONEY MARKET MUTUAL FUND CLASS A AT THE END OF 1995?

The Money Market Fund's Class A share 7-day yield for the period ended December 31, 1995 was 4.98%. This was slightly below 1994's year-ending seven-day yield of 5.08%. (The Fund's manager has voluntarily waived or has reimbursed expenses, thereby reducing operating expenses. Without this reduction, yields would have been lower.)

THE FEDERAL RESERVE REDUCED THE FEDERAL FUNDS TARGET RATE BY 0.25% IN JULY AND AGAIN IN DECEMBER. WHY WAS THE YIELD ONLY 0.10% LOWER?

After peaking in February, money market yields decreased steadily over the course of the year. The federal funds target rate, the benchmark for short-term interest rates, after an increase in February, was decreased by 0.25% in July and by the same amount again in December. The Fund's yield generally moves in tandem with the federal funds target rate, although investor anticipation of rate changes can prevent it from having a direct one-to-one correspondence. At the end of 1994, for example, investors expected rates to rise, just as they expected rates to fall at the end of 1995. These expectations altered the relationship between the target rate and the yields in the Fund, reducing the difference between the year-end figures. Despite the lower yield, the Money Market Fund remains an attractive alternative for investors seeking liquidity and capital preservation.

WHAT STEPS WILL YOU TAKE DURING 1996 IN ANTICIPATION OF LOWER INTEREST RATES?

In anticipation of the Fed further easing rates, the WEIGHTED AVERAGE MATURITY, or the average length of time before the securities in a portfolio mature weighted by dollar values, has been extended in order to lock in current rates for a longer period of time. As of December 31, 1995, the Fund's weighted average maturity was 72 days compared to 42 days at year-end 1994. In 1996, if current market conditions prevail, we intend to maintain a longer average maturity in anticipation of lower interest rates.

PLEASE DESCRIBE THE PORTFOLIO'S SECURITIES.

As of December 31, 1995, the Fund was composed of approximately 52% commercial paper, 21% floating rate notes, 19% U.S. Treasury Bills, 4% repurchase agreements, 3% federal agency discount notes, and 1% bank notes or certificates of deposit. All the commercial paper purchased by the Fund is rated in the highest category by national credit rating agencies such as Standard & Poor's and Moody's.

                                                           ---------------------

MONEY MARKET MUTUAL FUND
------------------------------------------
PORTFOLIO OF INVESTMENTS  - 12/31/95

                                                               YIELD TO        MATURITY
 PRINCIPAL   SECURITY NAME                                     MATURITY          DATE          VALUE
             COMMERCIAL PAPER - 52.40%
$25,000,000  ABN   Amro  North  American  Finance  Corp  Inc      5.69 %        01/26/96   $   24,901,215
 40,000,000  ANZ Delaware Inc                                     5.67          02/13/96       39,729,100
 50,000,000  ANZ Delaware Inc                                     5.70          01/24/96       49,817,917
 50,000,000  ANZ Delaware Inc                                     5.70          02/02/96       49,746,667
 45,000,000  Asset Securitization Cooperative Corp++              5.65          02/29/96       44,583,313
 50,000,000  Associates Corp of North America                     5.59          03/21/96       49,378,889
 50,000,000  Associates Corp of North America                     5.60          04/11/96       49,214,444
 50,000,000  Beta Finance Corp++                                  5.66          02/13/96       49,661,972
 50,000,000  Ciesco LP++                                          5.47          03/27/96       49,346,639
 50,000,000  Corporate Receivables Corp++                         5.50          03/22/96       49,381,250
 30,000,000  Corporate Receivables Corp++                         5.65          02/26/96       29,736,333
 47,600,000  Corporate Receivables Corp++                         5.72          01/30/96       47,380,670
 50,000,000  Daimler-Benz North America Corp                      5.46          03/22/96       49,385,750
 15,000,000  Daimler-Benz North America Corp                      5.50          03/28/96       14,800,625
 50,000,000  Daimler-Benz North America Corp                      5.70          01/25/96       49,810,000
 60,000,000  Daimler-Benz North America Corp                      5.72          01/31/96       59,714,000
110,000,000  Den Danske Corp Inc                                  5.67          02/09/96      109,324,325
 50,000,000  Glaxo Wellcome Plc++                                 5.70          01/12/96       49,912,917
 77,770,000  Greenwich Funding Corp++                             5.62          03/21/96       76,798,739
 50,739,000  Greenwich Funding Corp++                             5.75          01/04/96       50,714,688
 55,000,000  Hanson Finance Plc++                                 5.65          02/27/96       54,507,979
 43,000,000  Hanson Finance Plc++                                 5.65          03/06/96       42,561,340
 20,000,000  Hanson Finance Plc++                                 5.66          02/15/96       19,858,500
 25,000,000  Heinz (H J) Co++                                     5.58          03/15/96       24,717,361
 50,000,000  Household Finance Corp                               5.69          01/24/96       49,818,236
 50,000,000  Household Finance Corp                               5.72          01/25/96       49,809,333
 40,000,000  Morgan (J P) & Co Inc                                5.58          03/13/96       39,553,600
100,000,000  National Australia Funding Inc                       5.57          03/15/96       98,855,056
 50,000,000  New Center Asset Funding++                           5.60          03/15/96       49,424,444
 48,000,000  Penney (J C) Co Inc                                  5.66          02/14/96       47,667,947
 18,625,000  Preferred Receivables Funding Corp                   5.67          02/14/96       18,495,929
 26,715,000  Sheffield Receivables Corp++                         5.53          03/01/96       26,468,777
 50,000,000  Sheffield Receivables Corp++                         5.67          02/15/96       49,645,625
 21,040,000  Sony Capital Corp++                                  5.47          03/20/96       20,781,893

------------------------
20

                                                        MONEY MARKET MUTUAL FUND

                                                               YIELD TO        MATURITY
 PRINCIPAL   SECURITY NAME                                     MATURITY          DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$38,000,000  Sony Capital Corp++                                  5.68 %        02/12/96   $   37,748,187
 25,000,000  Sony Capital Corp++                                  5.71          01/30/96       24,885,007
 37,000,000  Student Loan Corp                                    5.69          01/18/96       36,900,583
 30,750,000  Sweden (Kingdom of)                                  5.70          01/11/96       30,701,227
 50,000,000  Swedish Export Credit Corp                           5.46          03/20/96       49,400,917
 25,000,000  Swedish Export Credit Corp                           5.70          01/18/96       24,932,708
 50,000,000  WCP Funding Corp++                                   5.95          01/02/96       49,991,736
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $1,840,065,838

             SHORT TERM FEDERAL AGENCIES - 2.84%
$50,000,000  Federal Home Loan Bank                               5.50 %        01/31/96   $   49,770,833
 50,000,000  Federal Home Loan Mortgage Corp                      5.50          01/31/96       49,770,833
                                                                                           --------------
             TOTAL SHORT TERM FEDERAL AGENCIES                                             $   99,541,666

             U.S. TREASURY BILLS - 18.81%
$680,000,000 U.S. Treasury Bills                                  5.19 %        07/25/96   $  660,516,978

                                                           ---------------------

MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSITS - 0.71%
$25,000,000  Banque Nationale de Paris                            5.81 %        01/30/96   $   25,000,000

             CORPORATE MEDIUM TERM NOTES - 0.71%
$25,000,000  FCC National Bank                                    5.74 %        03/27/96   $   25,000,000

             VARIABLE AND FLOATING RATE BONDS - 21.35%
$60,000,000  Boatmen's Bancshares Inc                             6.91 %        06/19/96   $   59,994,533
 30,000,000  Chemical Banking Corp                                6.08          08/19/96       30,039,625
 50,000,000  Colorado National Bank of Denver                     5.91          04/17/96       50,000,000
100,000,000  Comerica Inc                                         5.78          11/08/96       99,941,840
 50,000,000  Comerica Inc                                         5.84          10/30/96       49,970,920
135,000,000  FCC National Bank                                    5.59          10/31/96      134,934,903
 25,000,000  Household Finance Corp                               5.88          09/16/96       25,016,052
100,000,000  International  Business  Machines  Credit  Corp      5.79          11/06/96       99,913,570
100,000,000  PNC Bank Corp                                        5.64          07/29/96       99,970,810
 50,000,000  PNC Bank Corp                                        5.97          09/03/96       49,979,850
 50,000,000  Student Loan Marketing Assoc                         5.68          04/11/96       50,000,000
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  749,762,103

             REPURCHASE AGREEMENTS - 3.59%
$125,955,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.75          01/02/96   $  125,955,000

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $3,525,841,585)* (Note 1)                         100.41%               $3,525,841,585
              Other Assets and Liabilities, Net                        (0.41)                 (14,322,049)
                                                                      ------                -------------
              TOTAL NET ASSETS                                        100.00%               $3,511,519,536
                                                                      ------                -------------
                                                                      ------                -------------
---------------------------------------------------------------------------------------------------------

++ THESE SECURITIES ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933. RULE 144A UNDER THAT ACT PERMITS THESE SECURITIES TO BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

------------------------
22

                           STATEMENT OF ASSETS & LIABILITIES - DECEMBER 31, 1995

                                                       CALIFORNIA
                                                         TAX-FREE
                                                            MONEY                  MONEY
                                                           MARKET                 MARKET
                                                      MUTUAL FUND            MUTUAL FUND
----------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value
    (see cost below)                        $       1,045,925,624  $       3,525,841,585
  Cash                                                    793,865                 40,664
Receivables:
  Interest                                              8,976,936              5,783,710
Organization expenses, net of amortization                  5,128                 42,895
Prepaid expenses                                          128,628                 93,897
TOTAL ASSETS                                        1,055,830,181          3,531,802,751
LIABILITIES
Payables:
  Investment securities purchased                      20,661,375                      0
  Distribution to shareholders                          2,895,531             14,735,673
  Due to sponsor and distributor (Note 2)                 315,630              1,480,969
  Due to adviser (Note 2)                                 936,156              4,025,202
  Other                                                    17,792                 41,371
TOTAL LIABILITIES                                      24,826,484             20,283,215
TOTAL NET ASSETS
                                            $       1,031,003,697  $       3,511,519,536
NET ASSETS CONSIST OF:
  Paid-in capital - Class A(1)              $       1,031,103,590  $       2,893,688,621
  Paid-in capital - Class S                                   N/A  $         619,098,223
  Undistributed net realized gain (loss)
    on investments                                        (99,893)            (1,267,308)
TOTAL NET ASSETS                            $       1,031,003,697  $       3,511,519,536
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE
Net assets - Class A(1)                     $       1,031,003,697  $       2,892,620,765
Shares outstanding - Class A(1)                     1,031,103,590          2,893,688,621
Net asset value per share - Class A(1)      $                1.00  $                1.00
Net assets - Class S                                          N/A  $         618,898,771
Shares outstanding - Class S                                  N/A            619,098,223
Net asset value per share - Class S                           N/A  $                1.00
INVESTMENTS AT COST (NOTE 3)                $       1,045,925,624  $       3,525,841,585
----------------------------------------------------------------------------------------

(1)  INCLUDES FUNDS WITH A SINGLE CLASS.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1995

                                                       CALIFORNIA
                                                         TAX-FREE
                                                            MONEY                  MONEY
                                                           MARKET                 MARKET
                                                      MUTUAL FUND            MUTUAL FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                  $          37,329,982  $         189,686,272
TOTAL INVESTMENT INCOME                                37,329,982            189,686,272
EXPENSES (NOTE 2):
  Advisory fees                                         4,867,523             12,729,506
  Administration fees                                     292,095                954,713
  Custody                                                 170,221                537,886
  Shareholder servicing fees                            2,920,955              9,399,920
  Portfolio accounting fees                               256,736                698,002
  Transfer agency fees                                    695,960              1,100,155
  Distribution fees                                       322,069              2,898,662
  Amortization of organization expenses                     5,207                 14,420
  Legal and audit fees                                     87,625                283,256
  Registration fees                                        33,999                257,244
  Directors' fees                                           5,042                  5,000
  Shareholder reports                                     107,658                154,384
  Other                                                    84,948                 58,909
TOTAL EXPENSES                                          9,850,038             29,092,057
Less:
  Waived fees and reimbursed expenses
    (Note 2)                                           (3,521,116)            (3,193,347)
Net Expenses                                            6,328,922             25,898,710
NET INVESTMENT INCOME                                  31,001,060            163,787,562
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                           (20,985)            (1,181,926)
NET LOSS ON INVESTMENTS                                   (20,985)            (1,181,926)
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                 $          30,980,075  $         162,605,636
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

------------------------
24

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                            CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
                                            --------------------------------------------
                                                          FOR THE                FOR THE
                                                       YEAR ENDED             YEAR ENDED
                                                DECEMBER 31, 1995      DECEMBER 31, 1994
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                     $          31,001,060  $          18,657,132
  Net realized gain (loss) on sale of
    investments                                           (20,985)               (73,261)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                             30,980,075             18,583,871
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A(1)                                        (31,001,060)           (18,657,132)
    CLASS S                                                   N/A                    N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A(1)              743,403,372          1,062,139,556
  Reinvestment of dividends - Class A(1)               29,943,332             16,445,769
  Cost of shares redeemed - Class A(1)               (612,067,361)        (1,002,187,039)
NET INCREASE IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS A(1)              161,279,343             76,398,286
  Proceeds from shares sold - Class S                         N/A                    N/A
  Reinvestment of dividends - Class S                         N/A                    N/A
  Cost of shares redeemed - Class S                           N/A                    N/A
NET INCREASE IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS S                         N/A                    N/A
INCREASE (DECREASE) IN NET ASSETS                     161,258,358             76,325,025
NET ASSETS:
Beginning net assets                                  869,745,339            793,420,314
ENDING NET ASSETS                           $       1,031,003,697  $         869,745,339
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A(1)                            743,403,372          1,062,139,556
  Shares issued in reinvestment of
    dividends - Class A(1)                             29,943,332             16,445,769
  Shares redeemed - Class A(1)                       (612,067,361)        (1,002,187,039)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS A(1)                             161,279,343             76,398,286
  Shares sold - Class S                                       N/A                    N/A
  Shares issued in reinvestment of
    dividends - Class S                                       N/A                    N/A
  Shares redeemed - Class S                                   N/A                    N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS S                                        N/A                    N/A
----------------------------------------------------------------------------------------

(1)  INCLUDES FUNDS WITH A SINGLE CLASS.

The accompanying notes are an integral part of the financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                MONEY MARKET MUTUAL FUND
                                            --------------------------------------------
                                                          FOR THE                FOR THE
                                                       YEAR ENDED             YEAR ENDED
                                             DECEMBER 31, 1995(1)      DECEMBER 31, 1994
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                     $         163,787,562  $          42,335,237
  Net realized gain (loss) on sale of
    investments                                        (1,181,926)               (85,382)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           162,605,636             42,249,855
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                          (150,704,682)           (42,335,237)
    CLASS S                                           (13,082,880)                     0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A               2,284,498,553          2,694,494,544
  Reinvestment of dividends - Class A                 146,963,258             32,541,176
  Cost of shares redeemed - Class A                (1,881,800,747)          (700,482,027)
NET INCREASE IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A                549,661,064          2,026,553,693
  Proceeds from shares sold - Class S               1,211,993,101                      0
  Reinvestment of dividends - Class S                  10,735,965                      0
  Cost of shares redeemed - Class S                  (603,630,843)                     0
NET INCREASE IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS S                619,098,223                      0
INCREASE (DECREASE) IN NET ASSETS                   1,167,577,361          2,026,468,311
NET ASSETS:
Beginning net assets                                2,343,942,175            317,473,864
ENDING NET ASSETS                           $       3,511,519,536  $       2,343,942,175
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A                             2,284,460,229          2,694,494,544
  Shares issued in reinvestment of
    dividends - Class A                               146,963,258             32,541,176
  Shares redeemed - Class A                        (1,881,762,423)          (700,482,027)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS A                               549,661,064          2,026,553,693
  Shares sold - Class S                             1,211,984,821                      0
  Shares issued in reinvestment of
    dividends - Class S                                10,735,964                      0
  Shares redeemed - Class S                          (603,622,562)                     0
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS S                               619,098,223                      0
----------------------------------------------------------------------------------------

(1)  THE CLASS S SHARES COMMENCED OPERATIONS ON MAY 25, 1995.

The accompanying notes are an integral part of the financial statements.

---------------------
26

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                   CALIFORNIA TAX-FREE MONEY MARKET MUTUAL
                                                                                      FUND
                                                ------------------------------------------
                                                     YEAR       YEAR       YEAR       YEAR
                                                    ENDED      ENDED      ENDED      ENDED
                                                 DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                                     1995       1994       1993       1992
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $1.00      $1.00      $1.00      $1.00
                                                ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.03       0.02       0.02       0.03
  Net realized and unrealized gain (loss) on
    investments                                      0.00       0.00       0.00       0.00
                                                ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                     0.03       0.02       0.02       0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income              (0.03)     (0.02)     (0.02)     (0.03)
  Distributions from net realized gain               0.00       0.00       0.00       0.00
                                                ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                            (0.03)     (0.02)     (0.02)     (0.03)
                                                ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                      $1.00      $1.00      $1.00      $1.00
                                                ---------  ---------  ---------  ---------
                                                ---------  ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                       3.23%      2.28%      1.89%      2.81%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)               $1,031,004  $869,745   $793,420   $572,906
  Number of shares outstanding, end of period
    (000)                                       1,031,104    869,824    793,426    572,907
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets(1)        0.65%      0.62%      0.55%      0.28%
  Ratio of net investment income to average
    net assets(2)                                   3.18%      2.26%      1.88%      2.41%
------------------------------------------------------------------------------------------
(1) Ratio of expenses to average net assets
  prior to waived fees and reimbursed expenses      1.01%      1.08%      1.06%      1.03%
(2) Ratio of net investment income to average
  net assets prior to waived fees and
  reimbursed expenses                               2.82%      1.80%      1.37%      1.66%
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                     MONEY MARKET MUTUAL FUND
                                        -----------------------------------------------------
                                                                                        CLASS
                                                                        CLASS A(3)       S(4)
                                        ------------------------------------------  ---------
                                             YEAR       YEAR       YEAR     PERIOD     PERIOD
                                            ENDED      ENDED      ENDED      ENDED      ENDED
                                         DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                             1995       1994       1993       1992       1995
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $1.00      $1.00      $1.00      $1.00      $1.00
                                        ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                      0.05       0.04       0.03       0.02       0.03
  Net realized and unrealized gain
    (loss) on investments                    0.00       0.00       0.00       0.00       0.00
                                        ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS             0.05       0.04       0.03       0.02       0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income      (0.05)     (0.04)     (0.03)     (0.02)     (0.03)
  Distributions from net realized gain       0.00       0.00       0.00       0.00       0.00
                                        ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                    (0.05)     (0.04)     (0.03)     (0.02)     (0.03)
                                        ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD              $1.00      $1.00      $1.00      $1.00      $1.00
                                        ---------  ---------  ---------  ---------  ---------
                                        ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)               5.34%      3.74%      2.70%      1.50%      2.73%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)       $2,892,621 $2,343,942  $317,474   $236,269   $618,899
  Number of shares outstanding, end of
    period (000)                        2,893,689  2,344,028    317,474    236,270    619,098
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average net
    assets(1)                               0.75%      0.69%      0.58%      0.20%      1.43%
  Ratio of net investment income to
    average net assets(2)                   5.13%      4.12%      2.67%      2.98%      4.40%
---------------------------------------------------------------------------------------------
(1) Ratio of expenses to average net
  assets prior to waived fees and
  reimbursed expenses                       0.83%      0.89%      1.00%      0.94%      1.53%
(2) Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses              5.05%      3.92%      2.25%      2.24%      4.30%
---------------------------------------------------------------------------------------------

(3)  THE FUND COMMENCED OPERATIONS ON JULY 1, 1992.
(4)  THE CLASS S SHARES COMMENCED OPERATIONS ON MAY 25, 1995.

The accompanying notes are an integral part of the financial statements.

---------------------
28

                                                   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The California Tax-Free Money Market Mutual and the Money Market Mutual Funds (the "Funds") are two series of Stagecoach Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Company commenced operations on January 1, 1992, and consists of eight separate diversified funds: the Asset Allocation, Corporate Stock, Diversified Income, Ginnie Mae, Growth and Income, Money Market Mutual, Short-Intermediate U.S. Government Income and U.S. Government Allocation Funds; and three non-diversified funds: the California Tax-Free Bond, California Tax-Free Income and California Tax-Free Money Market Mutual Funds. The Company formerly offered the Variable Rate Government Fund, which was combined into the Short-Intermediate U.S. Government Fund in August of 1995. These financial statements represent the California Tax-Free Money Market Mutual and the Money Market Mutual Funds.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with Generally Accepted Accounting Principles for investment companies.

The preparation of financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Funds invest in securities with remaining maturities not exceeding 397 days (thirteen months), including obligations of the U.S. Government, bankers acceptances, commercial paper and certain floating- and variable-rate instruments. Certain of these floating- and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

Each Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share; however, there can be no assurance that the Funds will meet this goal. The amortized cost method involves valuing a security at its cost plus accretion of discount or minus premium amortized over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
securities delivered. Bond discounts and premiums are accreted or amortized as required by the Internal Revenue Code.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds' adviser pools the Funds' cash and invests in repurchase agreements entered into by the Funds. The repurchase agreement must be fully collateralized based on values that are marked to market daily. The collateral is held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Funds at December 31, 1995, were collateralized by U.S. Government obligations. The repurchase agreements were entered into on December 29, 1995.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Funds are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all a Fund's net investment income and any net realized capital gains to its shareholders. Therefore, no federal or state income tax provision is required. The California Tax-Free Money Market Mutual Fund has net capital loss carryforwards of $148 that will expire in the year 2001, $73,261 that will expire in the year 2002 and $20,985 which will expire in the year 2003. The Money Market Mutual Fund has a net capital loss carryforward of $85,382 that will expire in the year 2002 and $1,181,926 which will expire in the year 2003. The Board intends to offset net capital gains with each capital loss carryforward until each carryforward has been fully utilized or expires. No capital gain distribution shall be made until the capital loss carryforward has been fully utilized or has expired.

ORGANIZATION EXPENSES

Stephens Inc. ("Stephens"), the Funds' administrator and distributor, has charged the Funds for expenses incurred in connection with the organization and initial registration, including Class S shares of the Money Market Mutual Fund. Such expenses are being amortized by each Fund on a straightline basis over 60 months from the date the Fund or share classes commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of each Fund with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contracts, WFB has agreed to furnish to the Funds investment guidance and policy direction in connection with daily portfolio management. Under the contracts with the California Tax-Free Money Market Mutual and the Money Market Mutual

---------------------
30

                                                   NOTES TO FINANCIAL STATEMENTS
Funds, WFB is entitled to be paid monthly advisory fees at the annual rates of 0.50% and 0.40% of the average daily net assets of the California Tax-Free Money Market Mutual and Money Market Mutual Funds, respectively.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB is responsible for providing custody and fund accounting services for the Funds. For providing custody services, WFB is entitled to be compensated at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly a base fee of $2,000 plus 0.07% for the first $50 million, 0.045% for the next $50 million, and 0.02% for the net assets over $100 million.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB has agreed to provide transfer agency services for the Funds. Under the transfer agency agreement, WFB is entitled to be paid a per account fee plus other related costs with a minimum monthly fee of $3,000 per Fund unless net assets of the Fund are under $20 million. For as long as the net assets remain under $20 million, a Fund will not be charged any transfer agency fees by WFB.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. WFB is entitled to be compensated for these services based on an annual rate not to exceed 0.30% of each Fund's average daily net assets.

WAIVED FEES

Payment of the following fees was waived by WFB for the year ended December 31, 1995.

                                                                                     WAIVED FEES
FUND                                                                                      BY WFB
------------------------------------------------------------------------------------------------
California Tax-Free Money Market Mutual Fund                                         $ 3,521,116
Money Market Mutual Fund                                                               3,193,347

Waived Fees continue at the discretion of WFB.

The Company has entered into administration and distribution agreements on behalf of the Funds with Stephens. Under the agreements, Stephens has agreed to provide supervisory, administrative and distribution services to the Funds. For providing supervisory and administrative services, each Fund has agreed to pay Stephens a monthly fee at the annual rate of 0.03% of each Fund's average daily net assets.

The Company has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby each Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying on an annual basis up to 0.05%, for the California Tax-Free Money Market

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
Mutual Fund and the Class A shares of the Money Market Mutual Fund's average daily net assets. The Company has also adopted a Plan whereby the Company may pay Stephens, as compensation for distribution-related services, a monthly fee at an annual rate of 0.75% for Class S shares of the Money Market Mutual Fund's average daily net assets. Each Fund may participate in joint distribution activities with any of the other funds, in which event, expenses reimbursed out of the assets of one Fund may be attributable, in part, to the distribution-related activities of another fund. Generally, the expenses attributable to joint distribution activities are allocated among all of the funds in proportion to their relative net asset sizes.

For the year ended December 31, 1995 the Money Market Mutual Fund paid Stephens $683,325 in distribution fees for Class A and $2,215,338 in distribution fees for Class S.

Certain officers and directors of the Company are also officers of Stephens. At December 31, 1995, Stephens owned 55,144 shares of the California Tax-Free Money Market Mutual Fund and 11,135 shares of the Money Market Mutual Fund.

3. CAPITAL SHARES TRANSACTIONS

As of December 31, 1995, there were 10 billion shares of $.001 par value capital stock authorized by the Company. At December 31, 1995, each Fund was authorized to issue 3 billion shares of $.001 par value capital stock. Transactions in capital shares for the year ended December 31, 1995 are disclosed in detail in the Statements of Changes in Net Assets.

4. ORANGE COUNTY CALIFORNIA DEBT OBLIGATIONS

During the past year the Money Market Mutual Fund held obligations issued by Orange County, California. Orange County filed for protection under Chapter 9 of the Federal Bankruptcy Code on December 6, 1994 and defaulted on such obligations on July 10, 1995. The bankruptcy court trustee approved an extension of the obligations' maturity to June 30, 1996 and modification of certain other terms, including increasing the interest rate and providing for some portion of interest to accrue until the maturity date rather than being due and payable monthly. Concurrent with the default by Orange County, the Company entered into a Credit Enhancement Agreement (the "Agreement") with WFB, pursuant to which the Fund was named as a beneficiary of an irrevocable letter of credit issue by Bank of America National Trust and Savings Association ("Bank of America"). The Agreement provided support for a portion of the Orange County obligations such that Bank of America would make certain payments to the Fund under defined circumstances.

During the period from September 19, 1995, through October 17, 1995, the Money Market Mutual Fund sold all of the Orange County obligations. Under the terms of the Agreement, the sale of such obligations did not result in any payments from Bank of America to the Money Market Mutual Fund.

---------------------
32

                                                    INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the California Tax-Free Money Market Mutual Fund and Money Market Mutual Fund (two of the funds comprising Stagecoach Funds, Inc.) as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1995, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of December 31, 1995, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein in conformity with generally accepted accounting principles.

SAN FRANCISCO, CALIFORNIA
FEBRUARY 14, 1996

                                                           ---------------------

LIST OF ABBREVIATIONS

ABAG        -- Association of Bay Area Governments
ADR         -- American Depository Receipts
AMBAC       -- American Municipal Bond Assurance Corp
AMT         -- Alternative Minimum Tax
ARM         -- Adjustable Rate Mortgages
BART        -- Bay Area Rapid Transit
CDA         -- Community Development Authority
CDSC        -- Contingent Deferred Sales Charge
CGIC        -- Capital Guaranty Insurance Co
CGY         -- Capital Guaranty Corp
CMT         -- Constant Maturity Treasury
COFI        -- Cost of Funds Index
CONNIE LEE  -- Connie Lee Insurance Co
COP         -- Certificate of Participation
CP          -- Commercial Paper
DW&P        -- Department of Water & Power
DWR         -- Department of Water Resources
EDFA        -- Education Finance Authority
FGIC        -- Financial Guaranty Insurance Corp
FHA         -- Federal Housing Authority
FHLMC       -- Federal Home Loan Mortgage Corp
FNMA        -- Federal National Mortgage Association
FSA         -- Financial Security Assurance, Inc
GNMA        -- Government National Mortgage Assoc
GO          -- General Obligation
HFA         -- Housing Finance Authority
HFFA        -- Health Facilities Financing Authority
IDA         -- Industrial Development Authority
LIBOR       -- London Interbank Offered Rate
LOC         -- Letter of Credit
MBIA        -- Municipal Bond Insurance Assoc
MFHR        -- Multi-Family Housing Revenue
MUD         -- Municipal Utility District
PCFA        -- Pollution Control Finance Authority
PCR         -- Pollution Control Revenue
PFA         -- Public Finance Authority
PSFG        -- Public School Fund Guaranty
RAW         -- Revenue Anticipation Warrants
RDA         -- Redevelopment Authority
RDFA        -- Redevelopment Finance Authority
R&D         -- Research & Development
SFMR        -- Single Family Mortgage Revenue
TBA         -- To Be Announced
TRAN        -- Tax Revenue Anticipation Notes
USD         -- Unified School District
V/R         -- Variable Rate

---------------------
34

                             STAGECOACH FUNDS, INC.

                        SUPPLEMENT DATED JANUARY 2, 1996
    TO THE CURRENT PROSPECTUS, AS PREVIOUSLY SUPPLEMENTED, AND STATEMENT OF
                     ADDITIONAL INFORMATION OF EACH FUND OF
                             STAGECOACH FUNDS, INC.

   As of January 1, 1996, Wells Fargo Bank, N.A. provides investment advisory services for approximately $33 billion of assets.

  Each Fund's current Prospectus, as supplemented, and Statement of Additional
                  Information are hereby amended accordingly.

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. The booklet also contains a prospectus supplement inside the back cover. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SC-05-96-001 (02/96)

                                                           BULK RATE
STAGECOACH FUNDS-REGISTERED TRADEMARK-                    U.S. POSTAGE
P.O. Box 7066                                                PAID
San Francisco, CA 94120-7066                            PERMIT NO. 1933
                                                          FULLERTON CA
DATED MATERIAL
PLEASE EXPEDITE






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